Cover	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity File Number	001-43441
Entity Registrant Name	VOGENX, INC.
Entity Central Index Key	0001903784
Entity Tax Identification Number	86-3697324
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	PO Box 19469
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27619
City Area Code	919
Local Phone Number	659-5677
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	VOGX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false